Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
ANZ Group Holdings Ltd.	193,956	$3,629,543
APA Group	76,478	408,658
Aristocrat Leisure Ltd.	37,194	1,494,547
ASX Ltd.	11,973	550,120
BHP Group Ltd.	335,687	8,246,147
BlueScope Steel Ltd.	31,643	464,485
Brambles Ltd.	89,282	1,335,503
CAR Group Ltd.	22,833	523,269
Cochlear Ltd.	4,576	800,129
Coles Group Ltd.	90,927	1,266,350
Commonwealth Bank of Australia	110,518	12,540,349
Computershare Ltd.	33,903	877,775
CSL Ltd.	32,205	5,138,952
Evolution Mining Ltd.	132,113	758,544
Fortescue Ltd.	112,734	1,121,567
Goodman Group	133,037	2,821,743
Insurance Australia Group Ltd.	159,011	885,648
James Hardie Industries PLC(a)	27,760	638,673
Lottery Corp. Ltd. (The)	139,245	457,568
Macquarie Group Ltd.	24,138	3,329,846
Medibank Pvt Ltd.	173,562	533,387
National Australia Bank Ltd.	201,317	4,926,642
Northern Star Resources Ltd.	89,176	1,212,678
Origin Energy Ltd.	109,973	767,308
Pro Medicus Ltd.(b)	3,719	674,247
Qantas Airways Ltd.	59,506	406,672
QBE Insurance Group Ltd.	99,628	1,488,259
REA Group Ltd.	3,249	501,858
Reece Ltd.	18,664	188,336
Rio Tinto Ltd.	24,455	1,778,392
Santos Ltd.	220,071	934,726
Scentre Group	356,441	843,947
SGH Ltd.	12,856	420,408
Sigma Healthcare Ltd.	256,537	515,855
Sonic Healthcare Ltd.	28,315	487,024
South32 Ltd.	290,174	572,116
Stockland	156,622	551,598
Suncorp Group Ltd.	67,805	903,348
Telstra Group Ltd.	258,502	796,773
Transurban Group	211,508	1,932,987
Vicinity Ltd.	245,586	390,041
Washington H Soul Pattinson & Co. Ltd.	17,899	425,951
Wesfarmers Ltd.	73,531	3,934,378
Westpac Banking Corp.	225,138	4,723,591
WiseTech Global Ltd.	12,154	839,759
Woodside Energy Group Ltd.	121,997	1,751,783
Woolworths Group Ltd.	77,733	1,596,359
Xero Ltd.(a)	9,603	1,140,725
		82,528,564
Austria — 0.1%
Erste Group Bank AG	21,246	1,710,930
OMV AG	9,153	489,581
Verbund AG	4,234	330,817
		2,531,328
Belgium — 0.3%
Ageas SA	10,736	701,047
Anheuser-Busch InBev SA	65,217	4,605,170
Argenx SE(a)	3,996	2,292,794
D'ieteren Group	1,444	296,523
Elia Group SA/NV, Class B	3,238	343,804
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	6,998	$572,585
KBC Group NV	15,543	1,536,630
Lotus Bakeries NV	19	196,753
Sofina SA	904	261,974
Syensqo SA	4,602	353,207
UCB SA	7,780	1,415,335
		12,575,822
Canada — 3.2%
Agnico Eagle Mines Ltd.	32,812	3,867,816
Alamos Gold Inc., Class A	27,745	718,517
Alimentation Couche-Tard Inc.	50,101	2,597,505
AltaGas Ltd.	17,808	497,511
ARC Resources Ltd.	43,175	902,291
Bank of Montreal	47,499	5,100,687
Bank of Nova Scotia (The)	79,991	4,280,059
Barrick Mining Corp.	115,153	2,208,494
BCE Inc.	4,844	105,538
Brookfield Asset Management Ltd., Class A	27,006	1,519,389
Brookfield Corp., Class A	89,274	5,155,364
Brookfield Renewable Corp.	8,968	264,005
CAE Inc.(a)	20,041	515,939
Cameco Corp.	29,856	1,747,827
Canadian Imperial Bank of Commerce	60,560	4,122,943
Canadian National Railway Co.	35,424	3,723,734
Canadian Natural Resources Ltd.	138,649	4,209,935
Canadian Pacific Kansas City Ltd.	61,204	4,998,984
Canadian Tire Corp. Ltd., Class A, NVS	3,606	458,229
Canadian Utilities Ltd., Class A, NVS	8,302	232,179
CCL Industries Inc., Class B, NVS	9,540	556,335
Celestica Inc., NVS(a)	7,614	881,712
Cenovus Energy Inc.	88,922	1,171,501
CGI Inc.	13,488	1,449,983
Constellation Software Inc./Canada	1,344	4,872,971
Descartes Systems Group Inc. (The)(a)	6,066	703,335
Dollarama Inc.	17,875	2,298,931
Element Fleet Management Corp.	29,096	693,292
Emera Inc.	19,065	873,960
Empire Co. Ltd., NVS	10,701	413,037
Enbridge Inc.	143,776	6,691,422
Fairfax Financial Holdings Ltd.	1,426	2,426,366
First Quantum Minerals Ltd.(a)	48,136	713,087
FirstService Corp.	2,506	439,260
Fortis Inc./Canada	34,209	1,671,376
Franco-Nevada Corp.	12,431	2,093,981
George Weston Ltd.	3,628	730,438
GFL Environmental Inc.	15,741	795,567
Gildan Activewear Inc.	9,394	437,408
Great-West Lifeco Inc.	18,796	713,436
Hydro One Ltd.(c)	20,919	770,239
iA Financial Corp. Inc.	6,716	683,761
IGM Financial Inc.	5,523	176,313
Imperial Oil Ltd.	12,569	897,374
Intact Financial Corp.	11,521	2,613,811
Ivanhoe Mines Ltd., Class A(a)(b)	48,808	378,059
Keyera Corp.	14,096	429,654
Kinross Gold Corp.	79,803	1,178,131
Loblaw Companies Ltd.	10,722	1,808,915
Lundin Gold Inc.	7,147	345,333
Lundin Mining Corp.	42,484	402,133
Magna International Inc.	17,797	646,079
Manulife Financial Corp.	117,909	3,754,599
Metro Inc./CN	15,150	1,181,664

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
National Bank of Canada(b)	25,738	$2,533,196
Nutrien Ltd.	32,368	1,912,338
Open Text Corp.	16,773	474,951
Pan American Silver Corp.	23,123	563,943
Pembina Pipeline Corp.	37,493	1,405,082
Power Corp. of Canada	37,887	1,466,228
Quebecor Inc., Class B	10,861	305,566
RB Global Inc.	11,546	1,216,480
Restaurant Brands International Inc.	20,680	1,476,465
Rogers Communications Inc., Class B, NVS	21,964	589,612
Royal Bank of Canada	92,955	11,781,683
Saputo Inc.	15,802	304,445
Shopify Inc., Class A(a)	80,054	8,554,027
Stantec Inc.	7,004	720,483
Sun Life Financial Inc.	36,272	2,336,463
Suncor Energy Inc.	82,160	2,920,965
TC Energy Corp.	66,961	3,393,061
Teck Resources Ltd., Class B	29,260	1,084,391
TELUS Corp.	27,306	447,290
TFI International Inc.	5,159	445,433
Thomson Reuters Corp.	10,663	2,118,536
TMX Group Ltd.	17,142	692,875
Toromont Industries Ltd.	5,128	444,699
Toronto-Dominion Bank (The)	115,791	7,996,147
Tourmaline Oil Corp.	21,857	985,544
West Fraser Timber Co. Ltd.	3,817	281,196
Wheaton Precious Metals Corp.	30,084	2,606,688
Whitecap Resources Inc.	80,999	505,229
WSP Global Inc.	8,125	1,664,904
		154,348,329
China — 0.0%
Wharf Holdings Ltd. (The)	52,000	138,070
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	234	417,945
AP Moller - Maersk A/S, Class B, NVS	309	559,798
Carlsberg A/S, Class B	6,161	881,898
Coloplast A/S, Class B	8,598	835,903
Danske Bank A/S	41,717	1,598,583
Demant A/S(a)	6,818	267,768
DSV A/S	13,295	3,130,766
Genmab A/S(a)	4,385	925,058
Novo Nordisk A/S, Class B	210,728	14,971,762
Novonesis Novozymes B, Class B	23,337	1,644,331
Orsted A/S(a)(c)	11,743	482,596
Pandora A/S	6,117	1,118,147
Rockwool AS, Class B	5,424	257,381
Tryg A/S	22,424	576,130
Vestas Wind Systems A/S	67,101	1,061,219
		28,729,285
Finland — 0.2%
Elisa OYJ	8,808	464,371
Fortum OYJ	27,791	480,265
Kesko OYJ, Class B	16,697	403,792
Kone OYJ, Class B	22,844	1,425,390
Metso OYJ	41,946	507,632
Neste OYJ	26,235	281,433
Nokia OYJ	372,389	1,938,024
Orion OYJ, Class B	6,650	451,182
Sampo OYJ, Class A	163,427	1,744,120
Stora Enso OYJ, Class R	36,377	367,836
UPM-Kymmene OYJ	36,143	1,000,338
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	30,409	$609,698
		9,674,081
France — 2.8%
Accor SA	12,799	679,973
Aeroports de Paris SA	1,768	237,001
Air Liquide SA	38,134	7,901,701
Airbus SE	39,000	7,173,053
Alstom SA(a)	23,794	537,875
Amundi SA(c)	3,844	313,836
ArcelorMittal SA	33,047	1,001,912
Arkema SA	3,741	267,315
AXA SA	117,336	5,530,697
BioMerieux	2,560	343,285
BNP Paribas SA	65,851	5,766,864
Bollore SE	56,457	359,105
Bouygues SA	14,307	623,837
Bureau Veritas SA	18,340	626,720
Capgemini SE	10,546	1,751,301
Carrefour SA	38,905	581,799
Cie de Saint-Gobain SA	29,551	3,326,966
Cie Generale des Etablissements Michelin SCA	44,783	1,713,354
Covivio SA/France	3,321	199,259
Credit Agricole SA	76,847	1,407,005
Danone SA	42,051	3,595,247
Dassault Aviation SA	1,498	544,849
Dassault Systemes SE	44,095	1,653,494
Edenred SE	15,468	483,218
Eiffage SA	5,110	702,859
Engie SA	120,149	2,593,177
EssilorLuxottica SA	19,475	5,411,192
Eurazeo SE	2,504	175,109
Eurofins Scientific SE	8,469	564,873
Euronext NV(c)	5,433	885,465
FDJ UNITED(c)	6,098	223,791
Gecina SA	2,837	312,271
Getlink SE	27,653	528,941
Hermes International SCA	2,071	5,710,808
Ipsen SA	2,299	270,684
Kering SA	4,956	968,637
Klepierre SA	13,380	523,794
Legrand SA	16,418	1,994,064
L'Oreal SA	15,814	6,693,518
LVMH Moet Hennessy Louis Vuitton SE	18,087	9,810,510
Orange SA	122,966	1,835,318
Pernod Ricard SA	13,392	1,384,765
Publicis Groupe SA	15,101	1,646,109
Renault SA	12,155	624,945
Rexel SA	14,558	408,914
Safran SA	23,548	6,964,482
Sanofi SA	74,961	7,424,204
Sartorius Stedim Biotech	1,708	376,235
Schneider Electric SE	35,800	9,032,754
Societe Generale SA	47,337	2,570,288
Sodexo SA	5,430	375,008
STMicroelectronics NV	43,036	1,080,405
Teleperformance SE	3,658	369,722
Thales SA	6,494	1,988,927
TotalEnergies SE	134,797	7,935,252
Unibail-Rodamco-Westfield, New	7,834	742,978
Veolia Environnement SA	44,697	1,538,319

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Vinci SA	33,070	$4,725,229
		135,013,213
Germany — 2.6%
adidas AG	11,238	2,802,906
Allianz SE, Registered	25,712	10,197,720
BASF SE	58,110	2,802,180
Bayer AG, Registered	64,158	1,806,274
Bayerische Motoren Werke AG	20,439	1,813,369
Beiersdorf AG	6,173	846,721
Brenntag SE	9,524	645,470
Commerzbank AG	62,163	1,893,424
Continental AG	6,699	587,512
Covestro AG, NVS(a)	11,499	789,921
CTS Eventim AG & Co. KGaA	4,034	489,310
Daimler Truck Holding AG(b)	35,842	1,556,740
Delivery Hero SE, Class A(a)(c)	13,019	359,928
Deutsche Bank AG, Registered	128,346	3,554,556
Deutsche Boerse AG	12,242	3,943,743
Deutsche Lufthansa AG, Registered	41,387	331,212
Deutsche Post AG, Registered	66,270	2,973,724
Deutsche Telekom AG, Registered	229,912	8,706,404
E.ON SE	147,617	2,587,149
Evonik Industries AG	16,631	360,435
Fresenius Medical Care AG	12,711	722,043
Fresenius SE & Co. KGaA	29,128	1,427,535
GEA Group AG	9,545	639,291
Hannover Rueck SE	3,706	1,171,861
Heidelberg Materials AG	8,904	1,745,284
Henkel AG & Co. KGaA	6,428	471,976
Infineon Technologies AG	86,162	3,349,955
Knorr-Bremse AG	4,494	454,727
LEG Immobilien SE	4,516	383,434
Mercedes-Benz Group AG	48,644	2,908,799
Merck KGaA	8,602	1,127,196
MTU Aero Engines AG	3,379	1,351,496
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,790	5,694,798
Nemetschek SE	3,555	494,219
Qiagen NV	13,713	618,993
Rational AG	299	245,847
Rheinmetall AG	2,949	6,320,493
RWE AG	39,477	1,486,394
SAP SE	68,896	20,842,419
Scout24 SE(c)	5,657	770,791
Siemens AG, Registered	50,000	12,026,160
Siemens Energy AG(a)	44,826	4,380,643
Siemens Healthineers AG(c)	22,327	1,181,710
Symrise AG, Class A	8,982	1,073,963
Talanx AG(a)	4,012	520,479
Vonovia SE	48,751	1,597,303
Zalando SE(a)(c)	13,827	494,034
		122,550,541
Hong Kong — 0.5%
AIA Group Ltd.	711,400	5,921,781
BOC Hong Kong Holdings Ltd.	256,500	1,078,714
CK Asset Holdings Ltd.	136,000	561,781
CK Hutchison Holdings Ltd.	171,500	958,979
CK Infrastructure Holdings Ltd.(b)	42,500	274,635
CLP Holdings Ltd.	118,500	1,003,506
Futu Holdings Ltd., ADR	3,673	374,389
Galaxy Entertainment Group Ltd.	137,000	579,332
Security	Shares	Value
Hong Kong (continued)
Hang Seng Bank Ltd.	52,300	$730,149
Henderson Land Development Co. Ltd.(b)	83,000	259,032
HKT Trust & HKT Ltd., Class SS	260,000	374,475
Hong Kong & China Gas Co. Ltd.	814,589	715,074
Hong Kong Exchanges & Clearing Ltd.	72,800	3,641,771
Hongkong Land Holdings Ltd.	79,000	408,090
Jardine Matheson Holdings Ltd.	9,000	401,458
Link REIT	170,360	901,585
MTR Corp. Ltd.	120,000	418,372
Power Assets Holdings Ltd.	94,000	594,420
Sands China Ltd.	130,800	255,308
Sino Land Co. Ltd.(b)	226,000	227,841
SITC International Holdings Co. Ltd.	42,000	134,178
Sun Hung Kai Properties Ltd.	102,500	1,101,021
Swire Pacific Ltd., Class A	28,500	242,776
Techtronic Industries Co. Ltd.	106,500	1,186,231
WH Group Ltd.(c)	564,500	519,203
Wharf Real Estate Investment Co. Ltd.	75,000	187,017
		23,051,118
Ireland — 0.1%
AIB Group PLC	114,795	905,701
Bank of Ireland Group PLC	67,237	923,085
Kerry Group PLC, Class A	10,890	1,190,435
Kingspan Group PLC	9,624	826,602
Ryanair Holdings PLC	56,095	1,490,533
		5,336,356
Israel — 0.2%
Azrieli Group Ltd.	2,607	199,334
Bank Hapoalim BM	73,090	1,226,185
Bank Leumi Le-Israel BM	96,792	1,562,058
Check Point Software Technologies Ltd.(a)(b)	6,492	1,485,889
CyberArk Software Ltd.(a)	2,977	1,139,536
Elbit Systems Ltd.	1,673	672,259
ICL Group Ltd.	59,685	393,970
Isracard Ltd.	1	5
Israel Discount Bank Ltd., Class A	73,107	622,607
Mizrahi Tefahot Bank Ltd.	8,832	506,188
Monday.com Ltd.(a)(b)	2,412	717,546
Nice Ltd.(a)	3,886	658,162
Teva Pharmaceutical Industries Ltd., ADR(a)	77,449	1,299,594
Wix.com Ltd.(a)	3,383	503,898
		10,987,231
Italy — 0.8%
Banca Mediolanum SpA	14,753	245,251
Banco BPM SpA	77,327	888,858
BPER Banca SpA	62,164	552,182
CNH Industrial NV	63,299	791,871
Davide Campari-Milano NV	45,215	295,255
DiaSorin SpA	1,485	154,122
Enel SpA	535,632	4,923,531
Eni SpA	145,090	2,139,648
Ferrari NV	8,264	3,955,445
FinecoBank Banca Fineco SpA	43,041	930,803
Generali	61,505	2,238,799
Infrastrutture Wireless Italiane SpA(c)	21,637	254,018
Intesa Sanpaolo SpA	990,181	5,527,909
Leonardo SpA	26,383	1,632,045
Mediobanca Banca di Credito Finanziario SpA	38,958	926,758
Moncler SpA	14,626	915,604
Nexi SpA(c)	44,917	270,267
Poste Italiane SpA(c)	32,928	714,937

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Prysmian SpA	17,598	$1,131,763
Recordati Industria Chimica e Farmaceutica SpA	6,519	391,211
Snam SpA	125,394	750,231
Stellantis NV	128,482	1,309,677
Telecom Italia SpA/Milano(a)	639,530	273,587
Tenaris SA, NVS	29,549	494,872
Terna - Rete Elettrica Nazionale	87,311	890,316
UniCredit SpA	95,720	6,155,416
Unipol Gruppo SpA	24,665	482,737
		39,237,113
Japan — 5.5%
Advantest Corp.	51,000	2,579,385
Aeon Co. Ltd.	39,100	1,202,057
AGC Inc.	8,300	246,198
Aisin Corp.	25,400	323,198
Ajinomoto Co. Inc.	57,200	1,429,993
ANA Holdings Inc.	4,800	95,045
Asahi Group Holdings Ltd.	97,400	1,283,734
Asahi Kasei Corp.	96,500	678,098
Asics Corp.	39,300	947,173
Astellas Pharma Inc.	121,400	1,199,143
Bandai Namco Holdings Inc.	39,000	1,239,089
Bridgestone Corp.	35,400	1,519,901
Canon Inc.	59,100	1,805,446
Capcom Co. Ltd.	23,600	700,129
Central Japan Railway Co.	50,700	1,107,577
Chiba Bank Ltd. (The)	30,400	276,280
Chubu Electric Power Co. Inc.	47,600	583,059
Chugai Pharmaceutical Co. Ltd.	47,900	2,504,285
Concordia Financial Group Ltd.	60,700	389,125
Dai Nippon Printing Co. Ltd.	31,700	467,472
Daifuku Co. Ltd.	21,500	569,014
Dai-ichi Life Holdings Inc.	238,300	1,860,049
Daiichi Sankyo Co. Ltd.	114,200	3,039,306
Daikin Industries Ltd.	18,500	2,104,942
Daito Trust Construction Co. Ltd.	3,100	349,196
Daiwa House Industry Co. Ltd.	35,800	1,207,031
Daiwa Securities Group Inc.	102,100	690,642
Denso Corp.	125,600	1,695,705
Dentsu Group Inc.	9,600	207,354
Disco Corp.	6,200	1,388,868
East Japan Railway Co.	58,600	1,228,127
Eisai Co. Ltd.	19,700	564,048
ENEOS Holdings Inc.	184,300	873,231
FANUC Corp.	59,000	1,574,665
Fast Retailing Co. Ltd.	11,900	3,963,763
Fuji Electric Co. Ltd.	6,900	304,786
FUJIFILM Holdings Corp.	78,000	1,760,671
Fujikura Ltd.	16,600	770,529
Fujitsu Ltd.	110,400	2,528,422
Hankyu Hanshin Holdings Inc.	21,700	583,723
Hikari Tsushin Inc.	1,200	326,655
Hitachi Ltd.	303,500	8,455,603
Honda Motor Co. Ltd.	297,200	3,019,074
Hoshizaki Corp.	6,100	227,209
Hoya Corp.	23,800	2,810,018
Hulic Co. Ltd.	26,100	264,267
Idemitsu Kosan Co. Ltd.	61,200	372,772
IHI Corp.	9,700	933,625
Inpex Corp.	59,800	799,632
Isuzu Motors Ltd.	32,000	432,539
ITOCHU Corp.	79,300	4,208,942
Security	Shares	Value
Japan (continued)
Japan Airlines Co. Ltd.	4,200	$84,974
Japan Exchange Group Inc.	59,800	655,014
Japan Post Bank Co. Ltd.	119,900	1,293,074
Japan Post Holdings Co. Ltd.	128,700	1,261,062
Japan Post Insurance Co. Ltd.	11,000	241,959
Japan Tobacco Inc.	80,500	2,469,309
JFE Holdings Inc.	36,100	428,060
Kajima Corp.	28,100	692,242
Kansai Electric Power Co. Inc. (The)	60,000	680,768
Kao Corp.	28,800	1,314,760
Kawasaki Kisen Kaisha Ltd.	25,400	381,978
KDDI Corp.	205,400	3,555,579
Keyence Corp.	12,800	5,357,698
Kikkoman Corp.	37,600	343,034
Kirin Holdings Co. Ltd.	54,000	774,699
Kobe Bussan Co. Ltd.	7,600	240,154
Komatsu Ltd.	59,300	1,802,198
Konami Group Corp.	6,200	841,603
Kubota Corp.	59,900	687,160
Kyocera Corp.	97,600	1,186,680
Kyowa Kirin Co. Ltd.	22,900	374,260
Lasertec Corp.	4,200	418,860
LY Corp.	199,800	720,455
M3 Inc.	27,900	391,676
Makita Corp.	11,200	343,138
Marubeni Corp.	100,400	2,035,036
MatsukiyoCocokara & Co.	23,900	482,011
MEIJI Holdings Co. Ltd.	18,000	402,476
Minebea Mitsumi Inc.	25,600	357,726
Mitsubishi Chemical Group Corp.	97,300	517,931
Mitsubishi Corp.	227,400	4,599,948
Mitsubishi Electric Corp.	128,200	2,558,486
Mitsubishi Estate Co. Ltd.	67,800	1,232,196
Mitsubishi HC Capital Inc.	54,700	401,657
Mitsubishi Heavy Industries Ltd.	215,300	4,957,581
Mitsubishi UFJ Financial Group Inc.	753,900	10,545,781
Mitsui & Co. Ltd.	173,000	3,612,438
Mitsui Fudosan Co. Ltd.	181,300	1,736,397
Mitsui OSK Lines Ltd.	24,200	857,936
Mizuho Financial Group Inc.	160,290	4,457,384
MonotaRO Co. Ltd.	22,300	460,019
MS&AD Insurance Group Holdings Inc.	89,600	2,134,134
Murata Manufacturing Co. Ltd.	118,700	1,722,198
NEC Corp.	76,000	1,983,853
Nexon Co. Ltd.	29,400	529,235
Nidec Corp.	56,000	1,087,236
Nintendo Co. Ltd.	71,500	5,833,431
Nippon Building Fund Inc.	492	449,636
Nippon Paint Holdings Co. Ltd.	63,200	476,103
Nippon Sanso Holdings Corp.	10,000	357,382
Nippon Steel Corp.	56,347	1,133,433
Nippon Telegraph & Telephone Corp.	2,035,900	2,266,757
Nippon Yusen KK	29,000	1,057,419
Nissan Motor Co. Ltd.(a)	157,600	399,798
Nissin Foods Holdings Co. Ltd.	10,200	216,266
Nitori Holdings Co. Ltd.	3,600	358,769
Nitto Denko Corp.	45,700	831,295
Nomura Holdings Inc.	225,400	1,377,390
Nomura Research Institute Ltd.	24,800	955,989
NTT Data Group Corp.	41,500	1,143,249
Obayashi Corp.	33,900	511,497
Obic Co. Ltd.	23,100	843,047

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Olympus Corp.	90,100	$1,154,450
Omron Corp.	7,000	180,969
Ono Pharmaceutical Co. Ltd.	25,800	280,917
Oracle Corp./Japan(a)	1,100	128,862
Oriental Land Co. Ltd./Japan	66,200	1,471,017
ORIX Corp.	77,500	1,642,368
Osaka Gas Co. Ltd.	25,900	659,424
Otsuka Corp.	17,400	357,659
Otsuka Holdings Co. Ltd.	29,100	1,479,443
Pan Pacific International Holdings Corp.	27,000	884,184
Panasonic Holdings Corp.	154,300	1,768,503
Rakuten Group Inc.(a)	99,500	547,637
Recruit Holdings Co. Ltd.	90,700	5,402,109
Renesas Electronics Corp.	116,000	1,408,868
Resona Holdings Inc.	149,500	1,325,032
Ricoh Co. Ltd.	34,500	321,685
Sanrio Co. Ltd.	11,700	514,525
SBI Holdings Inc.	22,100	669,311
SCREEN Holdings Co. Ltd.	4,200	298,817
SCSK Corp.	4,600	139,621
Secom Co. Ltd.	25,100	913,995
Sekisui Chemical Co. Ltd.	26,000	451,668
Sekisui House Ltd.	33,000	748,345
Seven & i Holdings Co. Ltd.	148,800	2,238,043
SG Holdings Co. Ltd.	24,300	236,511
Shimadzu Corp.	16,900	408,054
Shimano Inc.	4,100	580,866
Shin-Etsu Chemical Co. Ltd.	114,865	3,667,658
Shionogi & Co. Ltd.	53,500	893,318
Shiseido Co. Ltd.	26,700	429,730
SMC Corp.	3,500	1,312,366
SoftBank Corp.	1,923,800	2,956,028
SoftBank Group Corp.	61,700	3,223,106
Sompo Holdings Inc.	59,800	1,809,629
Sony Group Corp.	401,200	10,738,490
Subaru Corp.	37,400	686,554
Sumitomo Corp.	62,800	1,599,300
Sumitomo Electric Industries Ltd.	52,000	1,090,738
Sumitomo Metal Mining Co. Ltd.	18,400	419,015
Sumitomo Mitsui Financial Group Inc.	244,500	6,281,431
Sumitomo Mitsui Trust Group Inc.	49,600	1,342,161
Sumitomo Realty & Development Co. Ltd.	24,000	919,365
Suntory Beverage & Food Ltd.	6,900	224,050
Suzuki Motor Corp.	103,000	1,307,179
Sysmex Corp.	30,500	511,796
T&D Holdings Inc.	30,700	702,343
Taisei Corp.	9,400	523,944
Takeda Pharmaceutical Co. Ltd.	103,426	3,105,373
TDK Corp.	131,500	1,439,954
Terumo Corp.	90,600	1,663,126
TIS Inc.	19,300	632,980
Toho Co. Ltd./Tokyo	6,100	321,579
Tokio Marine Holdings Inc.	121,500	5,138,515
Tokyo Electron Ltd.	30,000	4,720,948
Tokyo Gas Co. Ltd.	25,900	868,494
Tokyo Metro Co. Ltd.	19,600	247,577
Tokyu Corp.	29,600	359,393
Toppan Holdings Inc.	22,600	600,116
Toray Industries Inc.	100,400	692,638
Toyota Industries Corp.	10,100	1,262,768
Toyota Motor Corp.	621,400	11,830,338
Toyota Tsusho Corp.	38,000	803,068
Security	Shares	Value
Japan (continued)
Trend Micro Inc./Japan	8,400	$629,095
Unicharm Corp.	81,600	649,089
West Japan Railway Co.	33,400	719,778
Yakult Honsha Co. Ltd.	19,300	390,834
Yamaha Motor Co. Ltd.	65,000	498,773
Yokogawa Electric Corp.	21,700	531,996
Zensho Holdings Co. Ltd.	4,400	240,379
ZOZO Inc.	24,400	264,379
		265,576,583
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	27,660	714,996
Adyen NV(a)(c)	1,662	3,185,187
Aegon Ltd.	93,813	671,675
AerCap Holdings NV	12,659	1,465,026
Akzo Nobel NV	11,615	792,671
ASM International NV	3,052	1,661,039
ASML Holding NV	25,963	19,127,973
ASR Nederland NV	10,112	648,414
BE Semiconductor Industries NV	4,861	587,428
Coca-Cola Europacific Partners PLC	15,201	1,395,300
CVC Capital Partners PLC(c)	13,299	247,476
DSM-Firmenich AG	12,193	1,357,312
EXOR NV, NVS	6,896	663,937
Heineken Holding NV	8,524	664,388
Heineken NV	18,111	1,615,728
IMCD NV	3,579	486,455
ING Groep NV	212,664	4,517,441
InPost SA(a)	13,071	214,831
JDE Peet's NV	11,739	323,049
Koninklijke Ahold Delhaize NV	61,526	2,596,643
Koninklijke KPN NV	255,776	1,202,522
Koninklijke Philips NV	51,837	1,195,338
NN Group NV	16,297	1,025,434
Prosus NV	89,188	4,581,425
Randstad NV	7,876	330,158
Universal Music Group NV	72,591	2,322,727
Wolters Kluwer NV	15,551	2,757,652
		56,352,225
New Zealand — 0.0%
Auckland International Airport Ltd.	103,476	466,832
Contact Energy Ltd.	51,587	282,557
Fisher & Paykel Healthcare Corp. Ltd.	37,644	819,228
Infratil Ltd.(b)	56,916	358,152
Meridian Energy Ltd.	81,896	268,135
		2,194,904
Norway — 0.2%
Aker BP ASA	19,587	450,705
DNB Bank ASA	57,266	1,531,625
Equinor ASA	56,661	1,326,480
Gjensidige Forsikring ASA	12,719	322,017
Kongsberg Gruppen ASA	5,560	979,228
Mowi ASA	31,485	587,905
Norsk Hydro ASA	92,000	504,349
Orkla ASA	47,166	534,815
Salmar ASA	4,411	196,622
Telenor ASA	43,594	669,344
Yara International ASA	10,351	371,355
		7,474,445
Portugal — 0.0%
EDP Renovaveis SA	18,065	182,338
EDP SA	199,267	795,344

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Galp Energia SGPS SA	31,490	$504,132
Jeronimo Martins SGPS SA	17,791	448,444
		1,930,258
Singapore — 0.4%
CapitaLand Ascendas REIT	268,316	550,642
CapitaLand Integrated Commercial Trust	423,827	686,502
CapitaLand Investment Ltd./Singapore	169,500	330,528
DBS Group Holdings Ltd.	140,500	4,847,599
Genting Singapore Ltd.(b)	382,400	203,990
Grab Holdings Ltd., Class A(a)	151,029	735,511
Keppel Ltd.	88,100	462,608
Oversea-Chinese Banking Corp. Ltd.	221,300	2,779,559
Sea Ltd., ADR(a)(b)	24,388	3,911,104
Sembcorp Industries Ltd.	56,600	289,837
Singapore Airlines Ltd.	113,700	627,346
Singapore Exchange Ltd.	29,800	323,645
Singapore Technologies Engineering Ltd.	139,800	845,195
Singapore Telecommunications Ltd.	519,700	1,534,335
United Overseas Bank Ltd.	80,300	2,205,819
Wilmar International Ltd.	117,300	277,053
Yangzijiang Shipbuilding Holdings Ltd.	162,100	265,570
		20,876,843
Spain — 0.8%
Acciona SA	1,635	263,448
ACS Actividades de Construccion y Servicios SA	14,440	948,508
Aena SME SA(c)	4,589	1,234,603
Amadeus IT Group SA	29,397	2,444,951
Banco Bilbao Vizcaya Argentaria SA	380,615	5,713,775
Banco de Sabadell SA	352,364	1,121,743
Banco Santander SA	1,026,656	8,190,301
Bankinter SA	44,479	572,252
CaixaBank SA	273,312	2,318,404
Cellnex Telecom SA(c)	34,836	1,335,622
Endesa SA	19,892	607,878
Ferrovial SE	34,214	1,743,023
Grifols SA(a)	15,339	165,071
Iberdrola SA	386,736	7,088,776
Industria de Diseno Textil SA	72,286	3,916,114
International Consolidated Airlines Group SA, Class DI	82,002	359,921
Redeia Corp. SA	5,764	119,243
Repsol SA	77,168	1,039,680
Telefonica SA	259,800	1,391,534
		40,574,847
Sweden — 0.8%
AddTech AB, Class B	16,990	583,891
Alfa Laval AB	19,492	829,276
Assa Abloy AB, Class B	65,189	2,069,137
Atlas Copco AB, Class A	179,786	2,887,872
Atlas Copco AB, Class B	103,605	1,474,897
Beijer Ref AB, Class B	29,297	432,030
Boliden AB(a)	16,639	520,190
Epiroc AB, Class A	40,841	912,791
Epiroc AB, Class B	24,478	478,538
EQT AB	24,395	714,811
Essity AB, Class B	38,553	1,127,839
Evolution AB(c)	12,378	849,037
Fastighets AB Balder, Class B(a)	39,991	280,396
H & M Hennes & Mauritz AB, Class B	47,479	679,545
Hexagon AB, Class B	132,804	1,338,859
Holmen AB, Class B	4,864	200,825
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	7,271	$263,597
Industrivarden AB, Class C	10,087	364,582
Indutrade AB	16,557	448,668
Investment AB Latour, Class B	9,458	249,431
Investor AB, Class B	115,048	3,387,920
L E Lundbergforetagen AB, Class B	4,799	245,103
Lifco AB, Class B	14,680	597,804
Nibe Industrier AB, Class B	89,547	367,164
Nordea Bank Abp	201,917	2,927,411
Saab AB, Class B	20,358	1,028,799
Sagax AB, Class B	15,886	347,900
Sandvik AB	69,439	1,515,690
Securitas AB, Class B	31,078	459,599
Skandinaviska Enskilda Banken AB, Class A	100,174	1,671,424
Skanska AB, Class B	21,355	508,042
SKF AB, Class B	23,948	526,768
Svenska Cellulosa AB SCA, Class B	36,973	499,805
Svenska Handelsbanken AB, Class A	89,165	1,191,310
Swedbank AB, Class A	55,892	1,513,408
Swedish Orphan Biovitrum AB(a)	12,241	374,179
Tele2 AB, Class B	31,693	474,196
Telefonaktiebolaget LM Ericsson, Class B	199,031	1,694,265
Telia Co. AB	168,053	649,865
Trelleborg AB, Class B	13,971	511,276
Volvo AB, Class B	102,565	2,841,936
		40,040,076
Switzerland — 2.5%
ABB Ltd., Registered	104,202	5,902,800
Alcon AG	31,601	2,721,380
Avolta AG, Registered	6,644	356,323
Baloise Holding AG, Registered	3,325	789,099
Banque Cantonale Vaudoise, Registered	1,877	217,464
Barry Callebaut AG, Registered	254	261,472
BKW AG	1,874	395,447
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	58	933,893
Chocoladefabriken Lindt & Spruengli AG, Registered	7	1,099,770
Cie Financiere Richemont SA, Class A, Registered	35,206	6,643,619
EMS-Chemie Holding AG, Registered	504	382,992
Galderma Group AG	7,063	927,961
Geberit AG, Registered	2,214	1,653,704
Givaudan SA, Registered	592	2,977,220
Helvetia Holding AG, Registered	2,444	579,324
Holcim AG	34,024	3,770,205
Julius Baer Group Ltd.	13,505	890,693
Kuehne + Nagel International AG, Registered	3,269	735,579
Logitech International SA, Registered	10,452	870,920
Lonza Group AG, Registered	4,849	3,364,747
Nestle SA, Registered	172,418	18,368,908
Novartis AG, Registered	125,436	14,478,962
Partners Group Holding AG	1,500	2,013,553
Roche Holding AG, Bearer	2,179	744,552
Roche Holding AG, NVS	46,354	15,016,244
Sandoz Group AG	26,840	1,365,451
Schindler Holding AG, Participation Certificates, NVS	2,969	1,057,981
Schindler Holding AG, Registered	1,400	481,460
SGS SA	10,007	1,045,164
SIG Group AG	19,267	393,955
Sika AG, Registered	10,010	2,686,403
Sonova Holding AG, Registered	3,434	1,078,629
Straumann Holding AG	7,200	926,122
Swatch Group AG (The), Bearer	2,123	358,163

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Swiss Life Holding AG, Registered	1,861	$1,858,652
Swiss Prime Site AG, Registered	5,564	791,272
Swiss Re AG	19,543	3,453,125
Swisscom AG, Registered	1,493	1,026,957
Temenos AG, Registered	5,047	375,259
UBS Group AG, Registered	217,979	6,953,646
VAT Group AG(c)	1,947	742,802
Zurich Insurance Group AG	9,583	6,721,876
		117,413,748
United Kingdom — 3.8%
3i Group PLC	63,995	3,514,934
Admiral Group PLC	16,525	746,451
Anglo American PLC	83,148	2,466,113
Antofagasta PLC	24,118	575,768
Ashtead Group PLC	27,362	1,602,195
Associated British Foods PLC	21,756	611,606
AstraZeneca PLC	101,572	14,878,668
Auto Trader Group PLC(c)	58,646	628,075
Aviva PLC	151,041	1,244,488
BAE Systems PLC	196,003	5,025,489
Barclays PLC	967,118	4,282,838
Barratt Redrow PLC	89,094	553,763
BP PLC	1,058,483	5,146,445
British American Tobacco PLC	129,661	5,837,127
BT Group PLC	434,278	1,051,459
Bunzl PLC	20,604	660,379
Centrica PLC	358,118	765,766
Coca-Cola HBC AG, Class DI	16,583	864,182
Compass Group PLC	109,927	3,865,343
Croda International PLC	8,512	352,316
DCC PLC	6,022	376,471
Diageo PLC	145,234	3,941,828
Entain PLC	37,123	376,394
Experian PLC	61,667	3,071,342
Glencore PLC	667,868	2,541,197
GSK PLC	267,292	5,429,752
Haleon PLC	593,028	3,310,473
Halma PLC	23,231	910,749
Hikma Pharmaceuticals PLC	10,563	304,905
HSBC Holdings PLC	1,184,778	13,957,893
Imperial Brands PLC	56,118	2,128,256
Informa PLC	91,908	974,510
InterContinental Hotels Group PLC	11,289	1,293,585
Intertek Group PLC	9,893	638,777
J Sainsbury PLC	106,821	410,834
JD Sports Fashion PLC	157,668	178,816
Kingfisher PLC	128,534	481,155
Land Securities Group PLC	43,060	367,695
Legal & General Group PLC	391,347	1,313,028
Lloyds Banking Group PLC	4,099,852	4,270,437
London Stock Exchange Group PLC	31,070	4,727,509
M&G PLC	158,863	507,544
Marks & Spencer Group PLC	130,474	658,600
Melrose Industries PLC	84,839	537,525
Mondi PLC, NVS	27,067	440,271
National Grid PLC	321,203	4,548,472
NatWest Group PLC, NVS	502,383	3,567,346
Next PLC	8,163	1,416,664
Pearson PLC	46,077	723,675
Phoenix Group Holdings PLC	42,804	366,273
Prudential PLC	173,399	1,972,196
Reckitt Benckiser Group PLC	45,277	3,077,819
Security	Shares	Value
United Kingdom (continued)
RELX PLC	121,115	$6,517,701
Rentokil Initial PLC	155,749	739,358
Rio Tinto PLC	74,168	4,389,408
Rolls-Royce Holdings PLC	558,402	6,498,110
Sage Group PLC (The)	67,442	1,109,168
Schroders PLC	44,998	215,759
Segro PLC	84,872	798,154
Severn Trent PLC	19,174	700,243
Shell PLC	394,944	13,031,140
Smith & Nephew PLC	53,751	779,990
Smiths Group PLC	24,243	704,686
Spirax Group PLC	4,440	342,601
SSE PLC	71,902	1,711,701
Standard Chartered PLC	144,925	2,261,010
Tesco PLC	479,638	2,509,765
Unilever PLC	165,048	10,503,873
United Utilities Group PLC	41,649	659,438
Vodafone Group PLC	1,445,049	1,498,607
Whitbread PLC	12,333	481,818
Wise PLC, Class A(a)	38,710	574,321
WPP PLC	60,841	491,354
		180,013,601
United States — 71.2%
3M Co.	36,106	5,356,325
Abbott Laboratories	113,991	15,226,918
AbbVie Inc.	116,714	21,721,643
Accenture PLC, Class A	41,143	13,034,925
Adobe Inc.(a)	28,626	11,882,366
Advanced Micro Devices Inc.(a)	107,090	11,858,076
AECOM	8,346	916,808
Aflac Inc.	34,733	3,596,255
Agilent Technologies Inc.	18,752	2,098,724
Air Products and Chemicals Inc.	14,501	4,044,474
Airbnb Inc., Class A(a)	28,826	3,718,554
Akamai Technologies Inc.(a)	10,427	791,722
Albertsons Companies Inc., Class A	24,519	545,057
Alexandria Real Estate Equities Inc.	11,009	772,722
Align Technology Inc.(a)	4,638	839,200
Allegion PLC	5,573	795,267
Alliant Energy Corp.	16,389	1,019,887
Allstate Corp. (The)	17,358	3,642,923
Alnylam Pharmaceuticals Inc.(a)	8,451	2,573,837
Alphabet Inc., Class A	383,998	65,947,817
Alphabet Inc., Class C, NVS	327,322	56,577,608
Altria Group Inc.	111,139	6,736,135
Amazon.com Inc.(a)	630,165	129,190,127
Amcor PLC	149,791	1,364,596
Amentum Holdings Inc., NVS(a)	505	10,426
Ameren Corp.	17,876	1,731,827
American Electric Power Co. Inc.	34,880	3,609,731
American Express Co.	36,932	10,859,855
American Financial Group Inc./OH	5,103	632,670
American Homes 4 Rent, Class A	20,583	779,067
American International Group Inc.	38,516	3,259,994
American Tower Corp.	30,859	6,623,884
American Water Works Co. Inc.	12,205	1,744,949
Ameriprise Financial Inc.	6,579	3,350,290
AMETEK Inc.	15,124	2,703,264
Amgen Inc.	35,540	10,241,917
Amphenol Corp., Class A	79,553	7,154,201
Analog Devices Inc.	32,531	6,960,983
Annaly Capital Management Inc.	35,218	667,381

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Ansys Inc.(a)	5,758	$1,904,862
Aon PLC, Class A	12,794	4,760,392
Apollo Global Management Inc.	26,015	3,399,900
Apple Inc.	991,128	199,068,059
Applied Materials Inc.	53,681	8,414,497
AppLovin Corp., Class A(a)	15,304	6,014,472
Aptiv PLC(a)	18,018	1,203,783
Arch Capital Group Ltd.	23,545	2,237,717
Archer-Daniels-Midland Co.	31,370	1,514,230
Ares Management Corp., Class A	13,449	2,225,809
Arista Networks Inc.(a)	70,183	6,080,655
Arthur J Gallagher & Co.	16,873	5,862,355
AT&T Inc.	472,037	13,122,629
Atlassian Corp., Class A, NVS(a)	10,974	2,278,532
Atmos Energy Corp.	10,206	1,578,664
Autodesk Inc.(a)	14,143	4,188,025
Automatic Data Processing Inc.	26,790	8,720,949
AutoZone Inc.(a)	1,141	4,259,399
AvalonBay Communities Inc.	9,343	1,931,852
Avantor Inc.(a)	45,491	587,289
Avery Dennison Corp.	5,163	917,620
Axon Enterprise Inc.(a)(b)	4,679	3,510,934
Baker Hughes Co., Class A	64,771	2,399,766
Ball Corp.	20,801	1,114,518
Bank of America Corp.	476,655	21,034,785
Bank of New York Mellon Corp. (The)	48,147	4,266,306
Baxter International Inc.	34,848	1,062,864
Becton Dickinson & Co.	18,694	3,226,397
Bentley Systems Inc., Class B	10,699	510,663
Berkshire Hathaway Inc., Class B(a)	88,404	44,552,080
Best Buy Co. Inc.	13,285	880,530
Biogen Inc.(a)	9,696	1,258,444
BioMarin Pharmaceutical Inc.(a)	11,967	694,924
Blackrock Inc.(d)	9,636	9,442,220
Blackstone Inc., NVS	48,125	6,677,825
Block Inc.(a)	36,485	2,252,949
Boeing Co. (The)(a)	49,642	10,291,779
Booking Holdings Inc.	2,184	12,053,343
Booz Allen Hamilton Holding Corp., Class A	9,021	958,481
Boston Scientific Corp.(a)	96,947	10,204,641
Bristol-Myers Squibb Co.	133,896	6,464,499
Broadcom Inc.	294,714	71,341,418
Broadridge Financial Solutions Inc.	7,376	1,791,114
Brown & Brown Inc.	15,129	1,708,064
Brown-Forman Corp., Class B	12,031	401,114
Builders FirstSource Inc.(a)	7,650	823,752
Bunge Global SA	9,187	717,964
Burlington Stores Inc.(a)	4,236	966,952
BXP Inc.	9,450	636,269
Cadence Design Systems Inc.(a)	18,138	5,206,876
Camden Property Trust	7,416	871,306
Capital One Financial Corp.	42,190	7,980,238
Cardinal Health Inc.	16,273	2,513,202
Carlisle Companies Inc.	2,947	1,120,390
Carlyle Group Inc. (The)	15,315	692,238
Carnival Corp.(a)	67,330	1,563,403
Carrier Global Corp.	53,642	3,819,310
Carvana Co., Class A(a)	7,977	2,609,755
Caterpillar Inc.	31,798	11,066,658
Cboe Global Markets Inc.	7,035	1,611,859
CBRE Group Inc., Class A(a)	20,218	2,527,654
CDW Corp.	8,554	1,542,799
Security	Shares	Value
United States (continued)
Cencora Inc.	12,155	$3,540,022
Centene Corp.(a)	34,453	1,944,527
CenterPoint Energy Inc.	42,242	1,573,092
CF Industries Holdings Inc.	11,961	1,084,982
CH Robinson Worldwide Inc.	7,062	677,740
Charles Schwab Corp. (The)	113,352	10,013,516
Charter Communications Inc., Class A(a)	6,188	2,452,119
Cheniere Energy Inc.	14,749	3,495,366
Chevron Corp.	109,483	14,966,326
Chipotle Mexican Grill Inc., Class A(a)	88,484	4,431,279
Chubb Ltd.	25,077	7,452,884
Church & Dwight Co. Inc.	15,364	1,510,435
Cigna Group (The)	18,200	5,762,848
Cincinnati Financial Corp.	9,809	1,479,393
Cintas Corp.	23,514	5,325,921
Cisco Systems Inc.	260,890	16,446,506
Citigroup Inc.	124,276	9,360,468
Citizens Financial Group Inc.	31,444	1,268,765
Clorox Co. (The)	8,455	1,115,045
Cloudflare Inc., Class A(a)(b)	20,031	3,322,943
CME Group Inc.	23,476	6,784,564
CMS Energy Corp.	18,574	1,304,452
Coca-Cola Co. (The)	269,309	19,417,179
Cognizant Technology Solutions Corp., Class A	32,639	2,643,433
Coinbase Global Inc., Class A(a)	12,793	3,155,010
Colgate-Palmolive Co.	50,775	4,719,028
Comcast Corp., Class A	251,484	8,693,802
Conagra Brands Inc.	31,353	717,670
ConocoPhillips	84,985	7,253,470
Consolidated Edison Inc.	22,966	2,399,717
Constellation Brands Inc., Class A	10,386	1,851,720
Constellation Energy Corp.(b)	20,829	6,376,798
Cooper Companies Inc. (The)(a)	12,416	847,764
Copart Inc.(a)	60,554	3,117,320
Corning Inc.	53,373	2,646,767
Corpay Inc.(a)	4,705	1,529,643
Corteva Inc.	45,451	3,217,931
CoStar Group Inc.(a)	26,535	1,951,915
Costco Wholesale Corp.	29,145	30,316,046
Coterra Energy Inc.	47,440	1,153,266
CRH PLC	44,814	4,085,244
Crowdstrike Holdings Inc., Class A(a)	16,354	7,708,785
Crown Castle Inc.	28,151	2,824,953
Crown Holdings Inc.	8,380	825,430
CSX Corp.	126,425	3,993,766
Cummins Inc.	8,936	2,872,745
CVS Health Corp.	82,145	5,260,566
Danaher Corp.	42,857	8,138,544
Darden Restaurants Inc.	7,356	1,575,729
Datadog Inc., Class A(a)	18,360	2,164,277
DaVita Inc.(a)	3,275	446,252
Deckers Outdoor Corp.(a)	10,050	1,060,476
Deere & Co.	17,033	8,623,127
Dell Technologies Inc., Class C	20,550	2,286,598
Delta Air Lines Inc.	10,781	521,693
Devon Energy Corp.	40,140	1,214,636
Dexcom Inc.(a)	25,238	2,165,420
Diamondback Energy Inc.	12,403	1,668,824
Dick's Sporting Goods Inc.	3,953	708,931
Digital Realty Trust Inc.	21,928	3,761,091
DocuSign Inc., Class A(a)	13,546	1,200,311
Dollar General Corp.	14,652	1,424,907

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Dollar Tree Inc.(a)	14,057	$1,268,785
Dominion Energy Inc.	56,401	3,196,245
Domino's Pizza Inc.	2,268	1,074,624
DoorDash Inc., Class A(a)	22,962	4,791,021
Dover Corp.	9,130	1,622,857
Dow Inc.	44,561	1,236,122
DR Horton Inc.	19,545	2,307,483
DraftKings Inc., Class A (a)	29,441	1,056,343
DTE Energy Co.	13,196	1,803,233
Duke Energy Corp.	50,958	5,998,776
DuPont de Nemours Inc.	27,301	1,823,707
Dynatrace Inc.(a)	19,758	1,067,130
Eaton Corp. PLC	26,074	8,348,895
eBay Inc.	33,077	2,420,244
Ecolab Inc.	16,542	4,393,886
Edison International	25,540	1,421,301
Edwards Lifesciences Corp.(a)	38,507	3,012,018
Electronic Arts Inc.	16,393	2,356,986
Elevance Health Inc.	15,099	5,795,600
Eli Lilly & Co.	53,078	39,154,048
EMCOR Group Inc.	3,013	1,421,714
Emerson Electric Co.	37,511	4,478,063
Entegris Inc.	10,182	699,911
Entergy Corp.	27,890	2,322,679
EOG Resources Inc.	37,126	4,030,770
EQT Corp.	36,695	2,022,995
Equifax Inc.	8,062	2,129,900
Equinix Inc.	6,321	5,618,231
Equitable Holdings Inc.	18,626	984,757
Equity LifeStyle Properties Inc.	11,401	724,762
Equity Residential	22,455	1,574,994
Erie Indemnity Co., Class A, NVS	1,668	597,995
Essential Utilities Inc.	18,284	704,483
Essex Property Trust Inc.	4,002	1,136,168
Estee Lauder Companies Inc. (The), Class A	15,379	1,029,470
Everest Group Ltd.	2,677	929,428
Evergy Inc.	14,905	989,841
Eversource Energy	23,564	1,527,183
Exelon Corp.	66,846	2,929,192
Expand Energy Corp.	13,350	1,550,335
Expedia Group Inc.	8,177	1,363,515
Expeditors International of Washington Inc.	9,521	1,073,302
Extra Space Storage Inc.	13,985	2,113,833
Exxon Mobil Corp.	285,375	29,193,862
F5 Inc.(a)	3,820	1,090,152
FactSet Research Systems Inc.	2,559	1,172,687
Fair Isaac Corp.(a)	1,659	2,863,899
Fastenal Co.	75,384	3,116,375
FedEx Corp.	15,029	3,277,825
Ferguson Enterprises Inc.	13,144	2,396,677
Fidelity National Financial Inc.	17,056	934,157
Fidelity National Information Services Inc.	35,639	2,837,221
Fifth Third Bancorp	43,131	1,647,173
First Citizens BancShares Inc./NC, Class A	643	1,188,830
First Solar Inc.(a)	6,828	1,079,370
FirstEnergy Corp.	37,110	1,556,393
Fiserv Inc.(a)	38,042	6,192,857
Flutter Entertainment PLC, Class DI(a)	11,586	2,927,782
Ford Motor Co.	255,239	2,649,381
Fortinet Inc.(a)	43,519	4,429,364
Fortive Corp.	23,159	1,625,530
Fox Corp., Class A, NVS	14,838	815,200
Security	Shares	Value
United States (continued)
Fox Corp., Class B	10,394	$522,610
Freeport-McMoRan Inc.	93,829	3,610,540
Gaming and Leisure Properties Inc.	17,945	838,031
Garmin Ltd.	10,639	2,159,398
Gartner Inc.(a)	5,168	2,255,419
GE HealthCare Technologies Inc., NVS(a)	29,942	2,112,109
GE Vernova Inc.	18,205	8,610,601
Gen Digital Inc.	38,023	1,082,895
General Dynamics Corp.	15,419	4,294,037
General Electric Co.	71,085	17,480,512
General Mills Inc.	37,561	2,038,060
General Motors Co.	63,753	3,162,786
Genuine Parts Co.	8,986	1,136,909
Gilead Sciences Inc.	82,294	9,058,924
Global Payments Inc.	16,989	1,284,538
GoDaddy Inc., Class A(a)	8,928	1,626,235
Goldman Sachs Group Inc. (The)	20,542	12,334,444
Graco Inc.	10,680	904,169
Halliburton Co.	58,816	1,152,205
Hartford Insurance Group Inc. (The)	18,942	2,459,429
HCA Healthcare Inc.	12,797	4,880,648
Healthpeak Properties Inc.	45,030	783,972
HEICO Corp.	2,797	838,093
HEICO Corp., Class A	4,707	1,110,099
Hershey Co. (The)	9,522	1,530,090
Hess Corp.	19,387	2,562,768
Hewlett Packard Enterprise Co.	82,229	1,420,917
Hilton Worldwide Holdings Inc.	16,070	3,992,431
Hologic Inc.(a)	15,996	994,471
Home Depot Inc. (The)	65,275	24,040,130
Honeywell International Inc.	42,849	9,712,583
Hormel Foods Corp.	19,248	590,529
Howmet Aerospace Inc.	25,426	4,319,623
HP Inc.	64,000	1,593,600
Hubbell Inc., Class B	3,594	1,400,151
HubSpot Inc.(a)	3,179	1,875,292
Humana Inc.	7,882	1,837,531
Huntington Bancshares Inc./Ohio	92,983	1,453,324
Hyatt Hotels Corp., Class A	3,073	405,728
IDEX Corp.	4,824	872,710
IDEXX Laboratories Inc.(a)	5,423	2,783,951
Illinois Tool Works Inc.	19,339	4,739,602
Illumina Inc.(a)	9,859	810,804
Incyte Corp.(a)	12,248	796,855
Ingersoll Rand Inc.	26,725	2,181,829
Insulet Corp.(a)	4,633	1,505,864
Intel Corp.	285,044	5,572,610
Interactive Brokers Group Inc., Class A	7,135	1,496,067
Intercontinental Exchange Inc.	37,621	6,764,256
International Business Machines Corp.	61,179	15,849,032
International Flavors & Fragrances Inc.	17,073	1,307,109
International Paper Co.	32,696	1,563,196
Intuit Inc.	18,430	13,886,452
Intuitive Surgical Inc.(a)	23,638	13,056,213
Invitation Homes Inc.	40,434	1,362,626
IQVIA Holdings Inc.(a)	11,939	1,675,400
Iron Mountain Inc.	19,352	1,910,236
J.M. Smucker Co. (The)	6,820	768,000
Jabil Inc.	8,323	1,398,347
Jack Henry & Associates Inc.	4,814	872,152
Jacobs Solutions Inc., NVS	8,295	1,047,658
JB Hunt Transport Services Inc.	5,290	734,516

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Johnson & Johnson	158,423	$24,588,834
Johnson Controls International PLC	43,311	4,390,436
JPMorgan Chase & Co.	184,984	48,835,776
Juniper Networks Inc.	21,070	757,045
Kellanova	18,456	1,525,019
Kenvue Inc.	127,728	3,048,867
Keurig Dr Pepper Inc.	84,607	2,848,718
KeyCorp	60,675	962,305
Keysight Technologies Inc.(a)	11,406	1,791,198
Kimberly-Clark Corp.	21,712	3,121,317
Kimco Realty Corp.	44,987	956,424
Kinder Morgan Inc.	131,056	3,674,810
KKR & Co. Inc.	40,725	4,946,458
KLA Corp.	8,762	6,631,783
Kraft Heinz Co. (The)	59,057	1,578,594
Kroger Co. (The)	44,044	3,005,122
L3Harris Technologies Inc.	12,320	3,010,269
Labcorp Holdings Inc.	5,358	1,333,981
Lam Research Corp.	85,495	6,907,141
Las Vegas Sands Corp.	25,133	1,034,474
Leidos Holdings Inc.	8,695	1,291,381
Lennar Corp., Class A	15,608	1,655,697
Lennox International Inc.	2,048	1,155,994
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	13,741	1,326,419
Linde PLC	31,217	14,596,445
Live Nation Entertainment Inc.(a)	10,392	1,425,678
LKQ Corp.	17,937	725,910
Lockheed Martin Corp.	13,958	6,733,060
Loews Corp.	11,648	1,040,050
Lowe's Companies Inc.	36,821	8,311,604
LPL Financial Holdings Inc.	5,221	2,021,362
Lululemon Athletica Inc.(a)	7,276	2,304,091
LyondellBasell Industries NV, Class A	16,347	923,442
M&T Bank Corp.	11,137	2,034,062
Marathon Petroleum Corp.	21,854	3,512,812
Markel Group Inc.(a)	850	1,650,445
Marriott International Inc./MD, Class A	15,599	4,115,484
Marsh & McLennan Companies Inc.	32,247	7,534,834
Martin Marietta Materials Inc.	3,856	2,111,353
Marvell Technology Inc.	56,816	3,419,755
Masco Corp.	15,745	982,803
Mastercard Inc., Class A	53,833	31,524,605
McCormick & Co. Inc./MD, NVS	16,943	1,232,264
McDonald's Corp.	47,203	14,814,662
McKesson Corp.	8,442	6,074,103
Medtronic PLC	83,437	6,923,602
MercadoLibre Inc.(a)(b)	2,993	7,671,927
Merck & Co. Inc.	166,085	12,761,971
Meta Platforms Inc., Class A	144,521	93,575,902
MetLife Inc.	38,856	3,053,304
Mettler-Toledo International Inc.(a)	1,420	1,640,838
Microchip Technology Inc.	35,577	2,064,889
Micron Technology Inc.	73,001	6,895,674
Microsoft Corp.	465,956	214,507,504
MicroStrategy Inc., Class A(a)	16,329	6,026,381
Mid-America Apartment Communities Inc.	7,309	1,144,955
Molina Healthcare Inc.(a)	3,655	1,114,921
Molson Coors Beverage Co., Class B	12,379	663,391
Mondelez International Inc., Class A	88,037	5,941,617
MongoDB Inc., Class A(a)	4,633	874,849
Monolithic Power Systems Inc.	3,214	2,127,347
Security	Shares	Value
United States (continued)
Monster Beverage Corp.(a)	49,164	$3,144,038
Moody's Corp.	10,662	5,110,510
Morgan Stanley	79,832	10,220,891
Motorola Solutions Inc.	11,000	4,569,180
MSCI Inc., Class A	5,048	2,847,173
Nasdaq Inc.	28,108	2,348,142
Natera Inc.(a)	8,222	1,296,856
NetApp Inc.	14,312	1,419,178
Netflix Inc.(a)	28,223	34,071,652
Neurocrine Biosciences Inc.(a)	6,230	766,415
Newmont Corp.	75,638	3,987,635
News Corp., Class A, NVS	25,813	728,959
NextEra Energy Inc.	136,614	9,650,413
Nike Inc., Class B	77,889	4,719,295
NiSource Inc.	30,139	1,191,696
Nordson Corp.	3,667	777,367
Norfolk Southern Corp.	14,835	3,666,025
Northern Trust Corp.	13,949	1,488,916
Northrop Grumman Corp.	9,289	4,503,029
NRG Energy Inc.	13,572	2,115,875
Nucor Corp.	15,714	1,718,483
Nutanix Inc., Class A(a)	15,783	1,210,398
Nvidia Corp.	1,609,468	217,487,411
NVR Inc.(a)	220	1,565,505
NXP Semiconductors NV	16,998	3,248,828
Occidental Petroleum Corp.	46,110	1,880,366
Okta Inc.(a)	10,607	1,094,324
Old Dominion Freight Line Inc.	12,775	2,046,172
Omnicom Group Inc.	13,390	983,362
ON Semiconductor Corp.(a)	28,595	1,201,562
ONEOK Inc.	40,448	3,269,816
Oracle Corp.	111,092	18,389,059
O'Reilly Automotive Inc.(a)	3,830	5,237,525
Otis Worldwide Corp.	25,767	2,456,883
Owens Corning	5,455	730,697
PACCAR Inc.	34,691	3,255,750
Packaging Corp. of America	5,997	1,158,440
Palantir Technologies Inc., Class A(a)	141,329	18,624,336
Palo Alto Networks Inc.(a)(b)	43,684	8,405,675
Parker-Hannifin Corp.	8,413	5,592,121
Paychex Inc.	21,276	3,359,693
Paycom Software Inc.	3,270	847,224
PayPal Holdings Inc.(a)	63,327	4,450,622
Pentair PLC	10,247	1,016,297
PepsiCo Inc.	89,798	11,803,947
Pfizer Inc.	370,506	8,703,186
PG&E Corp.	143,720	2,425,994
Philip Morris International Inc.	102,694	18,545,509
Phillips 66	27,666	3,139,538
Pinterest Inc., Class A(a)	38,965	1,212,201
PNC Financial Services Group Inc. (The)	25,862	4,495,074
Pool Corp.	2,536	762,296
PPG Industries Inc.	14,882	1,648,926
PPL Corp.	48,863	1,697,989
Principal Financial Group Inc.	16,102	1,254,185
Procter & Gamble Co. (The)	154,761	26,292,346
Progressive Corp. (The)	38,462	10,958,978
Prologis Inc.	61,053	6,630,356
Prudential Financial Inc.	23,300	2,420,637
PTC Inc.(a)	7,884	1,327,035
Public Service Enterprise Group Inc.	32,630	2,644,009
Public Storage	10,246	3,159,969

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
PulteGroup Inc.	14,508	$1,422,219
Pure Storage Inc., Class A(a)	20,148	1,079,731
Qualcomm Inc.	72,796	10,569,979
Quanta Services Inc.	9,669	3,312,213
Quest Diagnostics Inc.	7,660	1,327,784
Raymond James Financial Inc.	13,166	1,935,139
Realty Income Corp.	57,595	3,261,029
Reddit Inc., Class A(a)(b)	4,342	487,824
Regency Centers Corp.	11,938	861,327
Regeneron Pharmaceuticals Inc.	7,034	3,448,630
Regions Financial Corp.	60,222	1,291,160
Reliance Inc.	3,697	1,082,556
Republic Services Inc., Class A	14,435	3,713,981
ResMed Inc.	9,643	2,360,510
Revvity Inc.	7,995	722,908
Rivian Automotive Inc., Class A(a)(b)	51,011	741,190
Robinhood Markets Inc., Class A(a)	48,245	3,191,407
ROBLOX Corp., Class A(a)	35,328	3,072,829
Rockwell Automation Inc.	7,570	2,388,713
Rollins Inc.	18,586	1,064,048
Roper Technologies Inc.	6,979	3,979,914
Ross Stores Inc.	22,126	3,099,631
Royal Caribbean Cruises Ltd.	16,729	4,298,851
Royalty Pharma PLC, Class A	26,552	873,030
RPM International Inc.	8,167	929,731
RTX Corp.	87,613	11,957,422
S&P Global Inc.	20,847	10,691,592
Salesforce Inc.	63,405	16,825,785
Samsara Inc., Class A(a)(b)	17,092	795,462
SBA Communications Corp., Class A	7,231	1,676,797
Schlumberger NV	92,085	3,043,409
Seagate Technology Holdings PLC	13,968	1,647,386
Sempra	43,012	3,380,313
ServiceNow Inc.(a)	13,658	13,809,467
Sherwin-Williams Co. (The)	15,725	5,642,287
Simon Property Group Inc.	21,337	3,479,425
Smurfit WestRock PLC	32,486	1,407,618
Snap Inc., Class A, NVS(a)(b)	67,582	557,552
Snap-on Inc.	3,449	1,106,267
Snowflake Inc., Class A(a)	20,941	4,306,935
Solventum Corp.(a)	8,876	648,747
Southern Co. (The)	71,783	6,460,470
Spotify Technology SA(a)	10,120	6,731,217
SS&C Technologies Holdings Inc.	15,050	1,216,190
Starbucks Corp.	74,877	6,285,924
State Street Corp.	20,753	1,998,099
Steel Dynamics Inc.	10,130	1,246,699
STERIS PLC	6,783	1,663,259
Stryker Corp.	22,455	8,592,181
Sun Communities Inc.	8,392	1,035,908
Super Micro Computer Inc.(a)(b)	34,291	1,372,326
Synchrony Financial	27,065	1,560,297
Synopsys Inc.(a)	10,208	4,736,308
Sysco Corp.	32,058	2,340,234
T Rowe Price Group Inc.	14,663	1,372,310
Take-Two Interactive Software Inc.(a)	11,554	2,614,439
Targa Resources Corp.	13,894	2,194,279
Target Corp.	29,632	2,785,704
TE Connectivity PLC, NVS	19,866	3,179,951
Teledyne Technologies Inc.(a)	2,856	1,424,744
Teradyne Inc.	10,226	803,764
Tesla Inc.(a)	190,998	66,173,167
Security	Shares	Value
United States (continued)
Texas Instruments Inc.	60,097	$10,988,736
Texas Pacific Land Corp.	1,272	1,417,046
Textron Inc.	12,349	914,196
The Campbell's Co.	13,330	453,753
Thermo Fisher Scientific Inc.	25,021	10,078,959
TJX Companies Inc. (The)	74,122	9,406,082
T-Mobile U.S. Inc.	30,132	7,297,970
Toast Inc., Class A(a)(b)	26,392	1,113,215
Tractor Supply Co.	35,290	1,708,036
Trade Desk Inc. (The), Class A(a)	28,488	2,142,867
Tradeweb Markets Inc., Class A	7,865	1,136,099
Trane Technologies PLC	14,789	6,363,263
TransDigm Group Inc.	3,648	5,356,833
TransUnion	12,129	1,038,606
Travelers Companies Inc. (The)	15,027	4,142,944
Trimble Inc.(a)	15,972	1,138,324
Truist Financial Corp.	85,704	3,385,308
Twilio Inc., Class A(a)(b)	10,625	1,250,562
Tyler Technologies Inc.(a)	2,822	1,628,266
Tyson Foods Inc., Class A	18,555	1,042,049
U.S. Bancorp	102,084	4,449,842
Uber Technologies Inc.(a)	124,047	10,439,796
UDR Inc.	19,402	803,825
U-Haul Holding Co.	5,580	318,283
Ulta Beauty Inc.(a)	3,158	1,488,871
Union Pacific Corp.	39,555	8,767,761
United Airlines Holdings Inc.(a)	5,422	430,751
United Parcel Service Inc., Class B	47,294	4,613,057
United Rentals Inc.	4,306	3,050,284
United Therapeutics Corp.(a)(b)	2,857	910,954
UnitedHealth Group Inc.	60,346	18,219,061
Universal Health Services Inc., Class B	3,846	732,086
Valero Energy Corp.	21,307	2,747,964
Veeva Systems Inc., Class A(a)	9,907	2,770,988
Ventas Inc.	28,878	1,856,278
Veralto Corp.	16,013	1,617,793
VeriSign Inc.	6,278	1,710,567
Verisk Analytics Inc., Class A	9,133	2,869,041
Verizon Communications Inc.	277,043	12,178,810
Vertex Pharmaceuticals Inc.(a)	16,826	7,437,933
Vertiv Holdings Co., Class A	23,808	2,569,597
VICI Properties Inc., Class A	68,469	2,171,152
Visa Inc., Class A	113,546	41,465,864
Vistra Corp.	22,339	3,586,973
Vulcan Materials Co.	8,701	2,306,374
W R Berkley Corp.	20,290	1,515,460
Walmart Inc.	290,372	28,665,524
Walt Disney Co. (The)	119,328	13,488,837
Warner Bros Discovery Inc.(a)	150,244	1,497,933
Waste Connections Inc.	17,165	3,383,050
Waste Management Inc.	26,383	6,357,512
Waters Corp.(a)	3,784	1,321,524
Watsco Inc.	2,293	1,017,106
WEC Energy Group Inc.	21,020	2,258,389
Wells Fargo & Co.	215,223	16,094,376
Welltower Inc.	42,781	6,600,253
West Pharmaceutical Services Inc.	4,896	1,032,322
Western Digital Corp.(a)	21,103	1,087,860
Westinghouse Air Brake Technologies Corp.	11,235	2,273,065
Weyerhaeuser Co.	46,922	1,215,749
Williams Companies Inc. (The)	79,041	4,782,771
Williams-Sonoma Inc.	7,870	1,273,051

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Willis Towers Watson PLC	6,454	$2,043,014
Workday Inc., Class A(a)	14,151	3,505,344
WP Carey Inc.	13,697	859,624
WW Grainger Inc.	3,019	3,283,344
Xcel Energy Inc.	37,618	2,637,022
Xylem Inc./New York	16,070	2,025,463
Yum! Brands Inc.	18,244	2,626,041
Zebra Technologies Corp., Class A(a)	3,377	978,553
Zillow Group Inc., Class C (a)	10,991	737,606
Zimmer Biomet Holdings Inc.	13,800	1,271,946
Zoetis Inc.	29,808	5,026,523
Zoom Video Communications Inc., Class A(a)	16,939	1,376,294
Zscaler Inc.(a)	6,537	1,802,251
		3,406,864,252
Total Common Stocks — 99.5% (Cost: $3,625,444,486)		4,766,012,833
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,616	299,717
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	7,113	343,084
Henkel AG & Co. KGaA, Preference Shares, NVS	10,975	879,372
Porsche Automobil Holding SE, Preference Shares, NVS	9,450	377,809
Sartorius AG, Preference Shares, NVS	1,664	399,156
Volkswagen AG, Preference Shares, NVS	12,995	1,407,029
		3,706,167
Total Preferred Stocks — 0.1% (Cost: $5,136,714)		3,706,167
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	989	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $3,630,581,200)		4,769,719,000
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(f)(g)	22,164,803	$22,173,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(f)	5,790,000	5,790,000
Total Short-Term Securities — 0.6% (Cost: $27,963,669)		27,963,669
Total Investments — 100.2% (Cost: $3,658,544,869)		4,797,682,669
Liabilities in Excess of Other Assets — (0.2)%		(10,506,794)
Net Assets — 100.0%		$4,787,175,875

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,102,539	$6,074,622 (a)	$—	$11,225	$(14,717)	$22,173,669	22,164,803	$44,792 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,440,000	3,350,000 (a)	—	—	—	5,790,000	5,790,000	192,477	—
BlackRock Inc.	7,201,855	1,744,268	(134,699)	71,066	559,730	9,442,220	9,636	134,296	—
				$82,291	$545,013	$37,405,889		$371,565	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	6	06/12/25	$1,159	$75,152
E-Mini S&P 500 Index	42	06/20/25	12,424	531,480
Euro STOXX 50 Index	33	06/20/25	2,012	67,497
FTSE 100 Index	11	06/20/25	1,304	43,784
				$717,913
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,577,555,851	$1,188,456,982	$—	$4,766,012,833
Preferred Stocks	—	3,706,167	—	3,706,167
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	27,963,669	—	—	27,963,669
	$3,605,519,520	$1,192,163,149	$—	$4,797,682,669
Derivative Financial Instruments(a)
Assets
Equity Contracts	$531,480	$186,433	$—	$717,913

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's